LOANS	12 Months Ended
Dec. 31, 2020
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2019 and 2018 comprise the following:

	2020	2019
Current Loans
2018 Notes Interest	456,697	458,632
Pre-export finance	-	1,390,438
Leasing (Note 21)	480,069	495,389
Total Current loans	936,766	2,344,459
Non Current Loans
2018 Notes	40,520,045	40,634,099
Leasing (Note 21)	2,412,613	2,741,268
Total non current loans	42,932,658	43,375,367
Total (1)	43,869,424	45,719,826

(1) As of December 31, 2020, it is net of Notes repurchase of Ps 1,479,694.
(2) Net of issuance expenses of Ps. 75,262 and Ps. 133,200 as of December 31, 2020 and 2019, respectively.

The activity of the loans as of December 31, 2020 and 2019 is the following:

	2020		2019
	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	3,236,657	42,483,169	3,466,896	39,669,167
Inflation adjustment restatement	(1,275,154)	(12,526,927)	(1,676,718)	(17,640,765)
Accrued interest	242,337	2,765,737	265,398	2,806,717
Effect of foreign exchange effect	1,149,736	13,755,162	1,604,703	18,971,692
VAT unpaid installments	11,009	-	21,766	-
Proceeds from loans	-	-	-	1,431,939
Acquisition of notes result	-	(399,356)	-	-
Payment of loans(1)	(190,969)	(1,354,111)	(228,701)	-
Payment of redemption of loans	-	(999,811)	-	-
Interest paid(2)	(280,934)	(2,747,121)	(216,687)	(2,755,581)
Ending balance	2,892,682	40,976,742	3,236,657	42,483,169

(1) For the years ended on December 31, 2020 and 2019, Ps. 190,969 and Ps. 203,173 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
(2) For the years ended on December 31, 2020 and 2019, Ps. 280,934 and Ps. 195,168, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

The maturities of the current and non-current loans as of December 31, 2020 are as follows, not including issuance expenses:

		To due
	Due at 12/31/2020	From 1/01/2021 to 12/31/2021	From 1/01/2022 to 12/31/2022	From 1/01/2023 to 12/31/2023	From 1/01/2024 to 12/31/2024	From 1/01/2025 onwards	Total
2018 Notes	-	456,697	-	-	-	40,520,045	40,976,742
Financial Leasing	63,526	416,543	451,566	489,482	530,581	940,984	2,892,682
Total	63,526	873,240	451,566	489,482	530,581	41,461,029	43,869,424

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2020, and their present book value:

12/31/2020
As of 12/31/2020	692,970
From 1/01/2022 to 12/31/2022	629,526
From 1/01/2023 to 12/31/2023	629,526
From 1/01/2024 to 12/31/2024	629,526
From 1/01/2025 onwards	1,005,592
Total minimum future payments	3,587,140
Future financial charges on financial leases	(694,458)
Book Value financial leases	2,892,682

Description of the indebtedness of the Company

Class 2 Notes (“2018 Notes”)

The Ordinary General Shareholders' Meeting held on April 26, 2017, ordered the increase of up to US$ 700,000,000 (or its equivalent in other currencies) of the 2017 Program authorized by the CNV by Resolution No. 17,262 dated January 3, 2014, whose amount until the Shareholders´ Meeting was held was US$ 400,000,000 (the “2017 Program”).

On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

The authorization for the public offering of the 2017 Program was granted by the CNV through Resolutions No. 17,262 and 18,938 dated January 3, 2014 and September 15, 2017, respectively. On October 31, 2018, through Disposition No. DI-2018-55-APN-GE#CNV, the CNV granted the extension of the 2017 Program until January 3, 2024.

The Ordinary General Shareholders´ Meeting held on August 15, 2019 decided to increase the 2017 Program from US$ 700 million to US$ 1,200 million. This increase was authorized by the CNV on October 9, 2019 through Resolution RESFC-2019-20486-APN-DIR # CNV.

Funds obtained by the Company are applied to:
i. The repurchase of the Class 1 Notes (the “2014 Notes”) for U.S.$ 86,511,165;

ii. the cancellation and total redemption of the 2014 Notes for U.S.$ 120,786,581;

iii. the balance of net funds to make investments in capital expenditures.

The value of the financial debt is based on its amortized cost calculated as cash flows discounted at an effective rate of 7.088%. During 2020, the Company repurchased its marketable debt for a nominal value of USD 17.6 million for which it paid Ps. 999,811. This transaction generated a positive result of Ps. 399,356 recognized in the financial results of the Statement of Income.

Covenants

As of the date of issuance of these consolidated financial statements, the Company has complied with a series of restrictions derived from its current financial agreements, which include, among others, those related to obtaining new loans, payment of dividends, granting of guarantees, disposal of certain assets and make certain transactions with related parties.

The Company may contract new debts under the following conditions, among others:

a. To the extent that after the new debt has been incurred (i) the consolidated coverage ratio (calculated as the quotient of the consolidated adjusted EBITDA -earnings before financial results, income tax, depreciation and amortization- and the consolidated interest expense) is equal or higher than 2.0:1; and (ii) the consolidated debt ratio (calculated as the quotient of the consolidated debt and the consolidated EBITDA) is equal to or lower than 3.75:1.

b. For the refinancing of the outstanding financial debt.

c. Originated by customer advances.

The Company may pay dividends under the following conditions: (i) the Company is not in default under 2018 Notes, and (ii) immediately after any dividend payment, the Company may incur new debts according to the provisions in point a. of the preceding paragraph.

Lease liability

Corresponds to the financing obtained for the acquisition of the corresponding assets to the treatment and compression plant located in the area of Río Neuquén. Said agreement was concluded on August 11, 2016 with Petrobras (currently Pampa Energía) and consists of the payment of 119 consecutive monthly installments of U.S.$ 623,457 without taxes and an option to purchase for the same amount payable at the end of the 120th month of the effectiveness of the contract.

Pre-export finance

On November 5, 2019, the Company agreed with Itaú Unibanco S.A. the granting of a loan for US $ 17 million in order to pre-finance the exports of propane, butane and natural gasoline made. The characteristics of this loan are as follows:

Amount in US$	17,000,000
Interest Rate	LIBOR + 1.95%
	Scheduled payment date	Percentage of the principal to be paid
Amortization	March 4, 2020	100%
Frecuency of interest payment	Monthly, payable on December 4,2019, January 6, 2020, February 4, 2020 and March 4, 2020
Guarantor	US Treasury bills *
* Included in “Other financial assets at amortized cost.”

This loan was totally repaid at the maturity date.